Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation Tables [Abstract]
Schedule of stock based compensation black-Scholes option-pricing model
	2021	2020
Risk-free interest rate	0.45% – 1.45%	0.26% – 0.53%
Expected lives, in years	5.20 – 6.11	5.00 – 6.08
Dividend yield	—%	—%
Expected volatility	69.66% – 71.02%	67.45% – 70.36%
Fair value of Common Stock	$1.90 – $13.05	$1.34

Schedule of stock-based awards granted
	2021	2020
Research and development	$975	$335
Sales and marketing	621	(6)
General and administrative	2,098	119
Total	$3,694	$448

Schedule of option activity of the Plan
	Options	Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Outstanding at January 1, 2021	8,890,535	$0.31	7.89
Granted	5,870,433	5.82	9.41
Exercised	(1,558,908)	0.28	7.05
Cancelled, forfeited, or expired	(1,192,292)	1.14	—
Outstanding at December 31, 2021	12,009,768	$2.92	7.76
Options vested December 31, 2021	4,280,515	$0.50	5.28
Options vested and expected to vest at December 31, 2021	12,009,768	$2.92	7.76

Schedule of shares of class A common stock
	Year Ended December 31,
	2021	2020
Common Stock options outstanding	12,010	8,891
Shares available for issuance under the Plan	4,506	5,699
Bank warrants	—	254
Public warrants	17,249	17,250
Private warrants	10,400	10,400
Total shares of authorized Common Stock reserved for future issuance	44,165	42,494